SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Sep. 29, 2023	Dec. 31, 2023	Aug. 26, 2023
IfrsStatementLineItems [Line Items]
Description of nature of non-adjusting event after reporting period		(i) 1,970,000 shares of the Company’s ordinary shares at a purchase price of $1.90 per share and (ii) pre-funded warrants (the “Pre-Funded Warrants”) to purchase up to 1,187,895 ordinary shares, at a purchase price of $1.899 per Pre-Funded Warrant. Each Pre-Funded Warrant is exercisable for one ordinary share at an exercise price of $0.001 per share, is immediately exercisable, and will expire when exercised in full.
Warrants to purchase ordinary shares			157,895
Exercise per price			$ 2.375
Net proceeds to offerings	$ 5.3
Series A Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 1.90
Immediately exercisable and expire	18 months
Series B Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 2.26
Series C Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	3,157,895
Exercise per price	$ 2.26
Private Warrant Shares [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase ordinary shares	9,473,685